Shareholder Fees	Jul. 31, 2025
Davis New York Venture Fund | Davis New York Venture Fund | Class A shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.50%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Davis New York Venture Fund | Davis New York Venture Fund | Class C shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Davis New York Venture Fund | Davis New York Venture Fund | Class R shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Davis New York Venture Fund | Davis New York Venture Fund | Class Y shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Davis Research Fund | Davis Research Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%	[3]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%

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